ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of and changes in the accumulated other comprehensive income (“AOCI”), and the related tax effects, are shown below:

AS OF AND FOR THE PERIODS ENDED JUN. 30, 2026 US$ MILLIONS	Change in Net Unrealized Investment Gains (Losses)	Foreign Currency Translation	Change in Discount Rate for Future Policy Benefits	Change in Instrument-Specific Credit Risk for Market Risk Benefits	Defined Benefit Pension Plan Adjustment	Total
Balance as of January 1, 2026	$754	$16	$280	$(3)	$74	$1,121
Other comprehensive income (loss) before reclassifications	(947)	(1)	233	182	(2)	(535)
Amounts reclassified to net income	9	—	—	—	—	9
Deferred income tax benefit (expense)	202	—	(52)	(39)	1	112
Balance as of March 31, 2026	$18	$15	$461	$140	$73	$707
Other comprehensive income (loss) before reclassifications	208	(2)	(720)	(156)	(4)	(674)
Amounts reclassified to net income	6	—	(97)	—	—	(91)
Deferred income tax recovery (expense)	(58)	(3)	187	33	1	160
Balance as of June 30, 2026	$174	$10	$(169)	$17	$70	$102

AS OF AND FOR THE PERIODS ENDED JUN. 30, 2025 US$ MILLIONS	Change in Net Unrealized Investment Gains (Losses)	Foreign Currency Translation	Change in Discount Rate for Future Policy Benefits	Change in Instrument-Specific Credit Risk for Market Risk Benefits	Defined Benefit Pension Plan Adjustment	Total
Balance as of January 1, 2025	$(12)	$(61)	$362	$(189)	$104	$204
Other comprehensive income (loss) before reclassifications	410	46	(83)	68	(4)	437
Amounts reclassified to net income	(6)	—	—	—	—	(6)
Deferred income tax benefit (expense)	(86)	(8)	25	(19)	1	(87)
Balance as of March 31, 2025	$306	$(23)	$304	$(140)	$101	$548
Other comprehensive income (loss) before reclassifications	109	152	6	(99)	(3)	165
Amounts reclassified to net income	(37)	—	—	—	—	(37)
Deferred income tax recovery (expense)	6	(21)	(14)	25	1	(3)
Balance as of June 30, 2025	$384	$108	$296	$(214)	$99	$673